Vessel revenue	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue
During each of the six months ended June 30, 2025 and 2024, we had 17 and 15 vessels that earned revenue through long-term time charter contracts (with initial terms of one year or greater), respectively. The vessels that did not have long-term time charter contracts earned revenue from the Scorpio Pools or in the spot market.
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Pool revenue	$352,804	$692,987
Time charter revenue	82,198	76,936
Voyage revenue (spot market)	9,207	2,073
	$444,209	$771,996
Seasonality
The tanker market is typically stronger in the winter months of the northern hemisphere as a result of increased oil consumption but weaker in the summer months of the northern hemisphere as a result of lower oil consumption and refinery maintenance. In addition, unpredictable weather patterns during the winter months tend to disrupt vessel scheduling. The oil price volatility resulting from these factors has historically led to increased oil trading activities in the winter months. As a result, revenues generated by our vessels have historically been weaker during April to September and stronger during October to March.
Revenue for the six months ended June 30, 2024 was robust as the cyclical strength in the product tanker market, combined with the ton mile expansion triggered by geopolitical events, resulted in an increase in daily spot TCE rates across all of our vessel classes. Revenue for our LR2 vessels benefited from strong global distillate demand and increasing ton miles as vessels were re-routed around the Cape of Good Hope due to conditions in the Red Sea. Revenue for our Handymax and MR vessel classes saw a spill-over effect from the conditions in the Red Sea, with their performance also driven by seasonally high refinery utilization and export volumes, reflecting a year-over-year increase in the demand for refined petroleum products.
Revenue for the six months ended June 30, 2025, continued to reflect the cyclical strength in the product tanker market that has been underpinned by strong demand for refined petroleum products against the backdrop of a constrained supply of vessels. However, revenue did decline from the same period in the prior year. This is because the prior year benefited from a short term catalyst in rates due to the situation in the Red Sea. While this situation remains unresolved, supply chains for refined petroleum products adjusted in the second half of 2024, and the spike in daily spot TCE rates caused by the initial disruption normalized, leading to a reduction in TCE revenue as compared to the same period in the prior year.
IFRS 16 Lease Revenue
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the six months ended June 30, 2025 and 2024. These figures are not readily quantifiable as our contracts (with the Scorpio Pools or under time charter-out arrangements) do not separate these components. We do not view our pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Lease component of revenue from time charter-out and pool revenue	$280,241	$600,997
Non-lease component of revenue from time charter-out and pool revenue	154,761	168,926
	$435,002	$769,923